Note 16 - Derivative Financial Instruments (Details) - Gain or Loss on Derivatives Not Designated as Hedging Instruments - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	$ (261,674)	$ (44,648)	$ (177,132)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	(261,674)	(44,648)	(177,132)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate – Fair value	45,669	718,977	1,375,820
Interest rate contracts - Realized loss	$ (307,343)	$ (763,625)	$ (1,552,952)